Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Included in non-current liabilities
Government grants	¥ 2	¥ 2
Deferred income	66	66
Other non-current payables	68	68
Included in current liabilities
Dividend payable	12	12
Accrued expenses (note ii)	2,717	2,105
Advances from customers	68	83
Investment payables	74	611
Other tax liabilities	137	140
Present value of liability of puttable shares	539	539
Deferred income	34	23
Other deposits	94	77
Others	206	80
Contingent consideration, measured at fair value (note i)		112
Other payables and other liabilities	¥ 3,881	¥ 3,782